Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000,000	500,000,000	500,000,000
Preferred stock, share issued	9,780,976	9,780,976	9,780,976
Preferred stock, shares outstanding	9,780,976	9,780,976	9,780,976
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	215,020,172	182,934,483	143,840,643
Common stock, shares outstanding	215,020,172	182,934,483	143,840,643
Common stock subscriptions, shares	1,500,000	0	15,855,000